INVESTMENTS IN ASSOCIATES	12 Months Ended
Dec. 31, 2018
INVESTMENTS IN ASSOCIATES [abstract]
Disclosure of investments in associates

5              INVESTMENTS IN ASSOCIATES

	2017	2018
	RMB’000	RMB’000

Share of net assets	174,548	181,725
Less: provision for impairment	-	-
	174,548	181,725

The movement of investments in associates of the Group during the year is as follows:

	2016	2017	2018
	RMB’000	RMB’000	RMB’000

Beginning of the year	168,711	167,604	174,548
Share of results after tax	7,223	6,944	7,177
Dividend	(8,330)	-	-
End of the year	167,604	174,548	181,725

As at 31 December 2018, the Group had direct interests in the following companies which are incorporated/established and are operating in the PRC:

Name of the entity	Percentage of equity interest attributable to the Company	Paid-in capital	Principal activities

Guangzhou Tiecheng Enterprise Company Limited ("Tiecheng")	49%	RMB343,050,000	Properties leasing and trading of merchandise
Shenzhen Guangzhou Railway Civil Engineering Company ("Shentu")	49%	RMB64,000,000	Construction of railroad properties

The above associates are limited liability companies and are unlisted companies. There are no significant contingent liabilities relating to the Group’s interest in the associates and there are no significant restrictions on the transfer of assets or earnings from the associates to the Group.

11           INVESTMENTS IN ASSOCIATES (CONTINUED)

Set out below are the summarised financial information for Tiecheng and Shentu which are accounted for using the equity method in the consolidated financial statements.

Summarised balance sheets

	Tiecheng		Shentu
	2017	2018	2017	2018
	RMB’000	RMB’000	RMB’000	RMB’000

Current assets	105,556	121,465	780,104	1,143,125
Non-current assets	333,602	326,644	12,151	12,794
Total assets	439,158	448,109	792,255	1,155,919

Current liabilities	210,546	208,458	664,646	1,024,702

Equity	228,612	239,651	127,609	131,217

Share of net assets	112,020	117,429	62,528	64,296

Carrying amount of interest in associates	112,020	117,429	62,528	64,296

Summarized comprehensive income statements

	Tiecheng					Shentu
		2016			2017			2018		2016	2017	2018
	RMB’000		RMB’000	RMB’000		RMB’000	RMB’000		RMB’000

Revenue		41,217			44,351			45,017		493,277	506,608	851,701
Net profit		8,800			12,225			11,039		5,941	1,947	3,608
Total comprehensive income for the year		8,800			12,225			11,039		5,941	1,947	3,608

Reconciliation of the summarised financial information presented to the carrying amount of its interests in associates as follows:

	Tiecheng			Shentu			Total
	2016	2017	2018	2016	2017	2018	2016	2017	2018
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Opening net assets	207,587	216,387	228,612	136,721	125,662	127,609	344,308	342,049	356,221
Profit for the year	8,800	12,225	11,039	5,941	1,947	3,608	14,741	14,172	14,647
Dividend	-	-	-	(17,000)	-	-	(17,000)	-	-
Closing net assets	216,387	228,612	239,651	125,662	127,609	131,217	342,049	356,221	370,868
Percentage of ownership interest	49%	49%	49%	49%	49%	49%	49%	49%	49%
Carrying value	106,030	112,020	117,429	61,574	62,528	64,296	167,604	174,548	181,725